Inventories, Net (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net [Abstract]
Work in progress	$ 173	$ 881
Finished goods	541	549
Total inventory	$ 714	$ 1,430